Document and Entity Information	Dec. 04, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002067876
Document Type	8-K
Document Period End Date	Dec. 04, 2025
Entity Registrant Name	Versant Media Group, Inc.
Entity Incorporation State Country Code	PA
Entity File Number	001-42856
Entity Tax Identification Number	39-2087186
Entity Address, Address Line One	900 Sylvan Avenue
Entity Address, City or Town	Englewood Cliffs
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07632
City Area Code	(201)
Local Phone Number	735-2622
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value
Trading Symbol	VSNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false